UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.             REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim S&P MidCap 400® Index Portfolio

Semi-Annual Report

June 30, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2011

Sector	% of Portfolio Investments
Communications	2.36%
Consumer Products & Services	20.57%
Financial Services	17.44%
Health Care Related	10.60%
Industrial Products & Services	14.55%
Natural Resources	8.87%
Short Term Investments	2.77%
Technology	13.74%
Transportation	3.35%
Utilities	5.75%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

  Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/11)	Ending Account Value (06/30/11)	Expenses Paid During Period* (01/01/11- 06/30/11)

Actual	$1,000.00	$1,070.50	$2.59

Hypothetical (5% return before expenses)	$1,000.00	$1,021.23	$2.53

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 155/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC. Financial Reports for the Period Ended June 30, 2011 Maxim S&P Midcap 400® Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM S&P MIDCAP 400® INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

JUNE 30, 2011

UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense — 0.83%
2,655	Alliant Techsystems Inc	189,381
8,112	BE Aerospace Inc *	331,051
3,716	Huntington Ingalls Industries Inc *	128,202
1,505	Triumph Group Inc	149,868
		$798,502

Agriculture — 0.35%
6,042	Corn Products International Inc	334,002
		$334,002

Air Freight — 0.16%
7,777	UTI Worldwide Inc	153,129
		$153,129

Airlines — 0.30%
2,849	Alaska Air Group Inc *	195,042
16,166	JetBlue Airways Corp *	98,613
		$293,655

Auto Parts & Equipment — 1.09%
8,705	BorgWarner Inc * ~	703,277
11,302	Gentex Corp	341,659
		$1,044,936

Automobiles — 0.10%
3,386	Thor Industries Inc	97,652
		$97,652

Banks — 3.42%
13,765	Associated Banc-Corp	191,333
5,913	Bancorpsouth Inc	73,380
3,813	Bank of Hawaii Corp	177,381
6,131	Cathay General Bancorp	100,487
3,739	City National Corp	202,841
6,143	Commerce Bancshares Inc	264,149
4,855	Cullen/Frost Bankers Inc	276,007
11,801	East West Bancorp Inc	238,498
8,329	FirstMerit Corp	137,512
15,835	Fulton Financial Corp	169,593
6,646	Hancock Holding Co	205,893
3,859	International Bancshares Corp	64,561
3,718	Prosperity Bancshares Inc	162,923
3,371	SVB Financial Group *	201,282
62,537	Synovus Financial Corp	130,077
12,409	TCF Financial Corp	171,244

4,540	Trustmark Corp	106,281
13,488	Valley National Bancorp †	183,572
5,836	Webster Financial Corp	122,673
2,252	Westamerica Bancorp	110,911
		$3,290,598

Biotechnology — 2.72%
1,551	Bio-Rad Laboratories Inc Class A *	185,127
4,104	Charles River Laboratories International Inc *	166,828
4,794	Covance Inc *	284,620
2,562	Mettler-Toledo International Inc *	432,132
9,145	Pharmaceutical Product Development Inc	245,452
2,948	Techne Corp	245,775
4,035	United Therapeutics Corp *	222,328
16,186	Vertex Pharmaceuticals Inc * ~	841,510
		$2,623,772

Broadcast/Media — 0.45%
4,527	AMC Networks Inc *	196,924
5,499	DreamWorks Animation SKG Inc Class A *	110,530
4,575	Lamar Advertising Co Class A *	125,218
		$432,672

Building Materials — 0.16%
3,590	Lennox International Inc	154,621
		$154,621

Chemicals — 3.47%
7,261	Albemarle Corp ~	502,461
6,265	Ashland Inc	404,844
5,201	Cabot Corp	207,364
3,928	Cytec Industries Inc	224,642
3,534	Intrepid Potash Inc *	114,855
5,075	Lubrizol Corp ~	681,420
1,464	Minerals Technologies Inc	97,049
764	NewMarket Corp	130,422
6,092	Olin Corp	138,045
10,325	RPM International Inc	237,682
3,624	Scotts Miracle-Gro Co Class A	185,947
3,979	Sensient Technologies Corp	147,502
7,461	Valspar Corp	269,044
		$3,341,277

Communications - Equipment — 1.45%
5,127	ADTRAN Inc	198,466
7,555	Ciena Corp *	138,861
3,742	Plantronics Inc	136,695
6,950	Polycom Inc *	446,885
11,961	Riverbed Technology Inc *	473,536
		$1,394,443

Computer Hardware & Systems — 0.55%
5,234	Diebold Inc	162,306
12,712	NCR Corp *	240,130
8,070	QLogic Corp *	128,474
		$530,910

Computer Software & Services — 5.70%
2,674	ACI Worldwide Inc *	90,301

2,547	Advent Software Inc *	71,749
7,276	ANSYS Inc *	397,779
8,500	AOL Inc *	168,810
21,323	Cadence Design Systems Inc *	225,171
3,712	Concur Technologies Inc *	185,860
3,043	Digital River Inc *	97,863
3,647	Equinix Inc *	368,420
3,675	FactSet Research Systems Inc	376,026
3,212	Fair Isaac Corp	97,002
8,365	Informatica Corp * ~	488,767
6,845	Jack Henry & Associates Inc	205,419
8,743	Mentor Graphics Corp *	111,998
6,412	MICROS Systems Inc *	318,741
9,384	Parametric Technology Corp *	215,175
4,836	Quest Software Inc *	109,922
7,806	Rackspace Hosting Inc *	333,628
8,949	Rovi Corp * ~	513,315
5,588	Solera Holdings Inc	330,586
11,583	Synopsys Inc *	297,799
12,913	TIBCO Software Inc *	374,735
6,292	ValueClick Inc *	104,447
		$5,483,513

Conglomerates — 0.25%
4,847	Carlisle Cos Inc	238,618
		$238,618

Containers — 1.78%
5,319	AptarGroup Inc	278,396
2,383	Greif Inc Class A	154,967
7,939	Packaging Corp of America	222,213
5,393	Rock-Tenn Co Class A	357,772
3,889	Silgan Holdings Inc	159,332
7,958	Sonoco Products Co	282,827
8,587	Temple-Inland Inc	255,377
		$1,710,884

Distributors — 0.98%
3,553	GATX Corp	131,888
11,570	LKQ Corp *	301,861
3,575	MSC Industrial Direct Co Inc Class A	237,058
4,835	United Rentals Inc *	122,809
2,230	Watsco Inc	151,618
		$945,234

Electric Companies — 2.11%
4,846	Cleco Corp	168,883
9,275	DPL Inc	279,734
10,776	Great Plains Energy Inc	223,386
7,541	Hawaiian Electric Industries Inc	181,436
3,933	IDACORP Inc	155,354
8,213	NSTAR	377,634
18,690	NV Energy Inc	286,892
6,737	PNM Resources Inc	112,777
9,016	Westar Energy Inc	242,621
		$2,028,717

Electronic Instruments & Equipment — 3.54%
3,433	Acuity Brands Inc	191,493

12,738	AMETEK Inc ~	571,936
9,103	Arrow Electronics Inc *	377,774
12,104	Avnet Inc *	385,876
4,807	Hubbell Inc Class B	312,215
12,656	Ingram Micro Inc Class A *	229,580
3,223	Itron Inc *	155,220
7,077	National Instruments Corp	210,116
3,069	Regal-Beloit Corp	204,917
3,707	Tech Data Corp *	181,235
4,149	Thomas & Betts Corp *	223,424
13,133	Vishay Intertechnology Inc *	197,520
4,705	Woodward Inc	164,016
		$3,405,322

Electronics - Semiconductor — 3.29%
36,201	Atmel Corp * ~	509,348
8,673	Cree Inc * †	291,326
13,310	Cypress Semiconductor Corp *	281,373
10,046	Fairchild Semiconductor International Inc *	167,869
11,757	Integrated Device Technology Inc *	92,410
5,317	International Rectifier Corp *	148,717
9,555	Intersil Holding Corp Class A	122,782
9,791	Lam Research Corp *	433,545
21,995	RF Micro Devices Inc *	134,609
5,068	Semtech Corp *	138,559
3,506	Silicon Laboratories Inc *	144,658
14,703	Skyworks Solutions Inc *	337,875
5,955	Varian Semiconductor Equipment Associates Inc *	365,875
		$3,168,946

Engineering & Construction — 1.57%
9,423	Aecom Technology Corp *	257,625
2,492	Granite Construction Inc	61,129
11,988	KBR Inc	451,827
3,609	Martin Marietta Materials Inc	288,612
5,737	Shaw Group Inc *	173,315
6,269	URS Corp *	280,475
		$1,512,983

Financial Services — 1.79%
4,114	Affiliated Managers Group Inc *	417,365
15,548	Apollo Investment Corp	158,745
9,452	Eaton Vance Corp	285,734
9,491	MSCI Inc Class A *	357,621
11,523	SEI Investments Co	259,383
6,820	Waddell & Reed Financial Inc Class A	247,907
		$1,726,755

Food & Beverages — 2.80%
4,337	BJ’s Wholesale Club Inc *	218,368
8,990	Flowers Foods Inc	198,128
9,832	Green Mountain Coffee Roasters Inc * ~	877,604
5,504	Hansen Natural Corp *	445,549
1,522	Lancaster Colony Corp	92,568
4,358	Ralcorp Holdings Inc *	377,316
3,403	Ruddick Corp	148,167
13,177	Smithfield Foods Inc *	288,181
1,827	Tootsie Roll Industries Inc	53,458
		$2,699,339

Gold, Metals & Mining — 1.28%
3,499	Carpenter Technology Corp	201,822
8,771	Commercial Metals Co	125,864
2,607	Compass Minerals International Inc	224,384
5,924	Reliance Steel & Aluminum Co	294,127
17,292	Steel Dynamics Inc	280,995
4,445	Worthington Industries Inc	102,680
		$1,229,872

Health Care Related — 3.74%
14,997	Allscripts Healthcare Solutions Inc *	291,242
3,931	Catalyst Health Solutions Inc *	219,428
7,371	Community Health Systems Inc *	189,287
19,999	Health Management Associates Inc Class A *	215,589
7,232	Health Net Inc *	232,075
7,281	Henry Schein Inc * ~	521,247
3,870	Kindred Healthcare Inc *	83,089
4,095	LifePoint Hospitals Inc *	160,033
7,645	Lincare Holdings Inc	223,769
3,808	MEDNAX Inc *	274,899
9,273	Omnicare Inc	295,716
5,046	Owens & Minor Inc	174,037
7,726	Universal Health Services Inc Class B	398,121
6,862	VCA Antech Inc *	145,474
3,380	WellCare Health Plans Inc *	173,766
		$3,597,772

Homebuilding — 0.79%
5,276	KB Home	51,599
3,036	MDC Holdings Inc	74,807
467	NVR Inc *	338,799
3,230	Ryland Group Inc	53,392
11,525	Toll Brothers Inc *	239,029
		$757,626

Household Goods — 1.60%
3,231	American Greetings Corp Class A	77,673
11,301	Church & Dwight Co Inc ~	458,143
5,523	Energizer Holdings Inc *	399,644
4,467	Mohawk Industries Inc *	267,975
4,982	Tupperware Brands Corp	336,036
		$1,539,471

Insurance Related — 3.85%
6,087	American Financial Group Inc	217,245
8,621	Arthur J Gallagher & Co	246,043
5,376	Aspen Insurance Holdings Ltd	138,325
9,281	Brown & Brown Inc	238,150
4,300	Everest Re Group Ltd	351,525
17,753	Fidelity National Financial Inc	279,432
8,336	First American Financial Corp	130,458
3,602	Hanover Insurance Group Inc	135,831
9,116	HCC Insurance Holdings Inc	287,154
2,840	Mercury General Corp	112,152
20,579	Old Republic International Corp	241,803
6,816	Protective Life Corp	157,654
5,860	Reinsurance Group of America Inc	356,640
3,656	StanCorp Financial Group Inc	154,247

4,950	Transatlantic Holdings Inc	242,600
3,944	Unitrin Inc	117,019
9,175	WR Berkley Corp	297,637
		$3,703,915

Investment Bank/Brokerage Firm — 0.62%
2,035	Greenhill & Co Inc	109,524
11,338	Jefferies Group Inc	231,295
8,015	Raymond James Financial Inc	257,682
		$598,501

Leisure & Entertainment — 0.85%
3,475	Bally Technologies Inc *	141,363
2,141	International Speedway Corp Class A	60,826
3,344	Life Time Fitness Inc *	133,459
2,706	Polaris Industries Inc	300,826
4,637	Scientific Games Corp Class A *	47,946
4,408	WMS Industries Inc *	135,414
		$819,834

Machinery — 5.70%
7,486	AGCO Corp *	369,509
6,452	Bucyrus International Inc ~	591,390
3,671	Crane Co	181,384
6,099	Donaldson Co Inc	370,087
4,138	Gardner Denver Inc	347,799
4,773	Graco Inc	241,800
6,410	Harsco Corp	208,966
6,541	IDEX Corp	299,905
6,521	Kennametal Inc	275,251
6,689	Lincoln Electric Holdings Inc	239,801
5,413	Nordson Corp	296,903
7,212	Oshkosh Corp *	208,715
7,807	Pentair Inc	315,091
4,013	SPX Corp	331,715
8,665	Terex Corp *	246,519
6,445	Timken Co	324,828
6,337	Trinity Industries Inc	221,035
1,696	Valmont Industries Inc	163,477
3,807	Wabtec Corp	250,196
		$5,484,371

Manufacturing — 0.40%
9,685	Trimble Navigation Ltd *	383,913
		$383,913

Medical Products — 3.08%
3,669	Cooper Cos Inc	290,732
3,831	Gen-Probe Inc *	264,914
5,011	Hill-Rom Holdings Inc	230,706
20,672	Hologic Inc *	416,954
4,547	IDEXX Laboratories Inc * †	352,665
5,437	Immucor Inc *	111,023
4,884	Kinetic Concepts Inc *	281,465
4,560	Masimo Corp	135,341
12,154	ResMed Inc * †	376,166
4,719	STERIS Corp	165,071
3,179	Teleflex Inc	194,110
4,465	Thoratec Corp *	146,541

		$2,965,688

Miscellaneous — 0.48%
4,746	Copart Inc *	221,164
2,667	Corporate Executive Board Co	116,415
3,325	FTI Consulting Inc *	126,150
		$463,729

Office Equipment & Supplies — 0.51%
4,444	Herman Miller Inc	120,966
3,602	HNI Corp	90,482
2,493	Mine Safety Appliances Co	93,089
4,432	Zebra Technologies Corp Class A *	186,897
		$491,434

Oil & Gas — 6.94%
16,681	Arch Coal Inc	444,715
4,471	Atwood Oceanics Inc *	197,305
3,728	Bill Barrett Corp *	172,793
1,508	CARBO Ceramics Inc	245,729
6,774	Cimarex Energy Co ~	609,118
3,709	Comstock Resources Inc *	106,782
6,381	Dresser-Rand Group Inc *	342,979
2,738	Dril-Quip Inc *	185,719
4,925	Exterran Holdings Inc *	97,663
9,019	Forest Oil Corp *	240,897
8,395	Frontier Oil Corp	271,242
8,432	Helix Energy Solutions Group Inc *	139,634
4,174	HollyFrontier Corp	289,676
4,359	Northern Oil and Gas Inc * †	96,552
8,407	Oceaneering International Inc	340,483
4,035	Oil States International Inc *	322,437
1,959	Overseas Shipholding Group Inc †	52,775
7,264	Patriot Coal Corp * †	161,697
12,226	Patterson-UTI Energy Inc	386,464
11,105	Plains Exploration & Production Co *	423,323
9,639	Quicksilver Resources Inc * †	142,272
5,031	SM Energy Co	369,678
9,890	Southern Union Co	397,083
6,265	Superior Energy Services Inc *	232,682
4,086	Tidewater Inc	219,868
3,166	Unit Corp *	192,904
		$6,682,470

Paper & Forest Products — 0.41%
3,261	Domtar Corp	308,882
10,622	Louisiana-Pacific Corp *	86,463
		$395,345

Pharmaceuticals — 1.18%
9,299	Endo Pharmaceuticals Holdings Inc *	373,541
4,825	Medicis Pharmaceutical Corp Class A	184,170
6,583	Perrigo Co ~	578,448
		$1,136,159

Photography/Imaging — 0.08%
21,647	Eastman Kodak Co * †	77,496
		$77,496

Pollution Control — 0.60%
1,825	Clean Harbors Inc *	188,431
5,068	Rollins Inc	103,286
9,041	Waste Connections Inc	286,871
		$578,588

Printing & Publishing — 0.53%
4,000	Deluxe Corp	98,840
3,716	John Wiley & Sons Inc Class A	193,269
2,927	Meredith Corp †	91,118
9,577	New York Times Co Class A * †	83,511
1,735	Scholastic Corp	46,151
		$512,889

Railroads — 0.54%
8,696	Kansas City Southern * ~	515,934
		$515,934

Real Estate — 7.97%
4,830	Alexandria Real Estate Equities Inc REIT	373,939
5,771	BRE Properties Inc REIT	287,857
5,533	Camden Property Trust REIT	352,009
5,639	Corporate Office Properties Trust REIT	175,429
8,347	Cousins Properties Inc REIT	71,283
20,038	Duke Realty Corp REIT	280,732
4,857	Equity One Inc REIT †	90,535
2,551	Essex Property Trust Inc REIT	345,125
4,878	Federal Realty Investment Trust REIT	415,508
5,698	Highwoods Properties Inc REIT	188,775
9,805	Hospitality Properties Trust REIT	237,771
3,400	Jones Lang LaSalle Inc	320,620
9,089	Liberty Property Trust REIT	296,120
10,327	Macerich Co REIT ~	552,495
6,895	Mack-Cali Realty Corp REIT	227,121
10,024	Nationwide Health Properties Inc REIT	415,094
7,957	Omega Healthcare Investors Inc REIT	167,177
3,203	Potlatch Corp REIT	112,970
6,426	Rayonier Inc REIT	419,939
9,969	Realty Income Corp REIT	333,862
7,132	Regency Centers Corp REIT	313,594
12,008	Senior Housing Properties Trust REIT	281,107
6,567	SL Green Realty Corp REIT ~	544,207
4,428	Taubman Centers Inc REIT	262,138
14,848	UDR Inc REIT	364,518
9,568	Weingarten Realty Investors REIT	240,731
		$7,670,656

Restaurants — 0.85%
2,436	Bob Evans Farms Inc	85,187
6,523	Brinker International Inc	159,553
4,586	Cheesecake Factory Inc *	143,863
2,411	Panera Bread Co Class A *	302,966
25,715	Wendy’s/Arby’s Group Inc	130,375
		$821,944

Retail — 4.73%
3,757	99 Cents Only Stores *	76,042
5,739	Aaron’s Inc	162,184
6,071	Advance Auto Parts Inc	355,093

6,520	Aeropostale Inc *	114,100
15,548	American Eagle Outfitters Inc	198,237
4,124	Ann Inc *	107,636
5,511	Ascena Retail Group Inc *	187,650
2,861	Barnes & Noble Inc	47,435
14,113	Chicos FAS Inc	214,941
5,023	Collective Brands Inc *	73,788
7,165	Dick’s Sporting Goods Inc *	275,494
9,679	Dollar Tree Inc * ~	644,815
12,303	Foot Locker Inc	292,319
5,043	Guess? Inc	212,109
22,289	Office Depot Inc *	94,060
8,980	PetSmart Inc	407,423
8,353	RadioShack Corp	111,178
4,837	Rent-A-Center Inc	147,819
12,320	Saks Inc * †	137,614
5,773	Tractor Supply Co	386,098
8,338	Williams-Sonoma Inc	304,254
		$4,550,289

Savings & Loans — 1.10%
6,633	Astoria Financial Corp	84,836
24,093	First Niagara Financial Group Inc	318,027
34,621	New York Community Bancorp Inc ~	518,969
8,607	Washington Federal Inc	141,413
		$1,063,245

Shoes — 0.41%
3,063	Deckers Outdoor Corp *	269,973
2,995	Timberland Co Class A *	128,695
		$398,668

Specialized Services — 4.32%
6,458	Acxiom Corp *	84,664
4,054	Alliance Data Systems Corp *	381,360
3,621	Brink’s Co	108,014
9,951	Broadridge Financial Solutions Inc	239,521
4,998	Career Education Corp *	105,708
9,744	Convergys Corp *	132,908
8,312	CoreLogic Inc *	138,894
8,676	Corrections Corp of America *	187,835
2,837	DST Systems Inc	149,794
6,782	Gartner Inc *	273,247
6,327	Global Payments Inc	322,677
1,850	ITT Educational Services Inc * †	144,744
3,731	Korn/Ferry International *	82,045
6,839	Lender Processing Services Inc	143,003
6,492	Manpower Inc	348,296
1,819	ManTech International Corp Class A	80,800
2,374	Matthews International Corp Class A	95,316
5,871	NeuStar Inc *	153,820
4,528	Regis Corp	69,369
19,074	Service Corp International	222,784
5,328	Sotheby’s	231,768
3,345	SRA International Inc Class A *	103,427
978	Strayer Education Inc †	123,609
3,612	Towers Watson & Co	237,345
		$4,160,948

Telephone & Telecommunications — 0.49%
7,264	Telephone & Data Systems Inc	225,765
11,952	tw telecom inc *	245,375
		$471,140

Textiles — 1.49%
3,957	Fossil Inc * ~	465,818
7,655	Hanesbrands Inc *	218,550
5,316	Phillips-Van Heusen Corp	348,039
2,807	Under Armour Inc Class A * †	217,009
3,476	Warnaco Group Inc *	181,621
		$1,431,037

Tobacco — 0.07%
1,889	Universal Corp	71,159
		$71,159

Transportation — 1.21%
3,282	Alexander & Baldwin Inc	158,061
4,381	Con-way Inc	170,027
6,931	JB Hunt Transport Services Inc	326,381
4,262	Kirby Corp *	241,528
3,807	Landstar System Inc	176,949
3,545	Werner Enterprises Inc	88,802
		$1,161,748

Utilities — 3.46%
6,192	AGL Resources Inc †	252,076
8,792	Alliant Energy Corp	357,483
7,197	Atmos Energy Corp	239,300
3,148	Black Hills Corp	94,724
5,714	Energen Corp	322,841
14,968	MDU Resources Group Inc	336,780
6,526	National Fuel Gas Co ~	475,093
7,741	OGE Energy Corp	389,527
14,032	Questar Corp	248,507
8,817	UGI Corp	281,174
6,492	Vectren Corp	180,867
4,068	WGL Holdings Inc	156,577
		$3,334,949

Water — 0.25%
10,954	Aqua America Inc	240,769
		$240,769

TOTAL COMMON STOCK — 98.39% (Cost $90,896,490)		$94,722,039

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

145,000	United States of America	144,986
	0.05% September 22, 2011

TOTAL SHORT-TERM INVESTMENTS — 0.15% (Cost $144,986)		$144,986

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

999,937	Undivided interest of 2.46% in a repurchase agreement (Principal Amount/Value $40,651,907 with a maturity value of $40,651,975) with RBC Capital Markets Corp, 0.06%, dated 6/30/11, to be repurchased at $999,937 on 7/1/11, collateralized by Fannie Mae, 4.00% - 6.00%, 4/1/21 - 1/1/41, with a value of $41,464,945.	999,937

558,279	Undivided interest of 1.55% in a repurchase agreement (Principal Amount/Value $36,097,850 with a maturity value of $36,097,855) with BNP Paribas Securities Corp, 0.005%, dated 6/30/11, to be repurchased at $558,279 on 7/1/11, collateralized by U.S. Treasury, 0.00% - 4.88%, 7/31/11 - 5/15/21, with a value of $36,819,810.	558,279

999,937	Undivided interest of 2.43% in a repurchase agreement (Principal Amount/Value $41,071,547 with a maturity value of $41,071,558) with Barclays Capital Inc, 0.01%, dated 6/30/11, to be repurchased at $999,937 on 7/1/11, collateralized by U.S. Treasury, 1.50%, 6/3016, with a value of $41,892,982.	999,937

TOTAL SECURITIES LENDING COLLATERAL — 2.66% (Cost $2,558,153)		$2,558,153

TOTAL INVESTMENTS — 101.20% (Cost $93,599,629)		$97,425,178

OTHER ASSETS & LIABILITIES — (1.20%)		$(1,159,045)

TOTAL NET ASSETS — 100%		$96,266,133

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at June 30, 2011.
REIT	Real Estate Investment Trust
~	Security pledged as collateral to ensure the Portfolio is able to satisfy the obligation of its outstanding futures contracts.

At June 30, 2011, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
S&P 400 Emini Long Futures	14	$1,367,100	September 2011	$57,640

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes to financial statements.

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2011 (Unaudited)

Maxim S&P Midcap 400® Index Portfolio

ASSETS:
Investments in securities, market value (including $2,494,642 of securities on loan)(a)	$97,425,178
Cash	1,738,074
Dividends receivable	70,258
Subscriptions receivable	206,394
Receivable for investments sold	62,683
Variation margin on futures contracts	10,146

Total Assets	99,512,733

LIABILITIES:
Payable to investment adviser	45,414
Payable upon return of securities loaned	2,558,153
Redemptions payable	28,085
Payable for investments purchased	614,968

Total Liabilities	3,246,620

NET ASSETS	$96,266,113

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$901,002
Paid-in capital in excess of par	91,347,381
Net unrealized appreciation on investments and future contracts	3,883,233
Undistributed net investment income	59,521
Accumulated net realized gain on investments and future contracts	74,976

TOTAL NET ASSETS	$96,266,113

CAPITAL STOCK:
Authorized	52,500,000
Issued and Outstanding	9,010,018

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.68

(a) Cost of investments in securities	$93,599,629

See notes to financial statements.
Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period ended June 30, 2011 (Unaudited)

Maxim S&P Midcap 400® Index Portfolio

INVESTMENT INCOME:
Interest	$949
Income from securities lending	1,394
Dividends	465,554

Total Income	467,897

EXPENSES:
Management fees	200,855

Total Expenses	200,855

NET INVESTMENT INCOME	267,042

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	223,940
Net realized loss on futures contracts	(148,964)
Change in net unrealized appreciation on investments	3,825,549
Change in net unrealized appreciation on futures contracts	57,684

Net Realized and Unrealized Gain on Investments and Future Contracts	3,958,209

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,225,251

See notes to financial statements.
Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011

Maxim S&P Midcap 400® Index Portfolio	2011 (Unaudited)	(a)

OPERATIONS:
Net investment income	$267,042
Net realized gain on investments	223,940
Net realized loss on futures contracts	(148,964)
Change in unrealized appreciation on investments	3,825,549
Change in unrealized appreciation on futures contracts	57,684

Net Increase in Net Assets Resulting from Operations	4,225,251

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(207,521)

Total Distributions	(207,521)

CAPITAL SHARE TRANSACTIONS:
Shares sold	97,801,458
Shares issued in reinvestment of distributions	207,521
Shares redeemed	(5,760,596)

Net Increase in Net Assets Resulting from Capital Share Transactions	92,248,383

Total Increase in Net Assets	96,266,113

NET ASSETS:
Beginning of period	—

End of period (b)	$96,266,113

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	9,538,582
Shares issued in reinvestment of distributions	20,405
Shares redeemed	(548,969)

Net Increase	9,010,018

(a) The Portfolio commenced operations on January 20, 2011
(b) Including undistributed net investment income:	$59,521

See notes to financial statements.
Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period indicated.

Maxim S&P Midcap 400® Index Portfolio	Period Ended June 30, 2011 (Unaudited)	(a)

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03
Net realized and unrealized	0.67

Total Income From Investment Operations	0.70

LESS DISTRIBUTIONS:
From net investment income	(0.02)

Total Distributions	(0.02)

NET ASSETS VALUE, END OF PERIOD	$10.68

TOTAL RETURN(b)	7.05%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$96,266
Ratio of expenses to average net assets	0.60%	(d)
Ratio of net investment income (loss) to average net assets	0.80%	(d)
Portfolio turnover rate	5%	(c)

(a)	The Portfolio commenced operations on January 20, 2011
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized

See notes to financial statements.
Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Maxim S&P Midcap 400® Index Portfolio

Notes to Financial Statements

As of June 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-two portfolios. Interests in the Maxim S&P Midcap 400® Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The Portfolio commenced operations on January 20, 2011. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Short Term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description*		Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Equity Investments:
Domestic Common Stock		93,313,405		-		-		93,313,405
Foreign Common Stock		1,408,634		-		-		1,408,634
Short-term Investments and Securities Lending Collateral		-		2,703,139		-		2,703,139

Total		$94,722,039		$2,703,139		$0		$97,425,178

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distribute substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolio until May 13, 2011 when the service moved to an unaffiliated vendor.

The total compensation paid to the independent directors with respect to all sixty-two portfolios for which they serve as Directors was $205,500 for the period ended June 30, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $94,721,457 and $3,881,556, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2011, the U.S. Federal income tax cost basis was $93,607,946. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $6,843,275 and gross depreciation of securities in which there was an excess of tax cost over value of $3,026,043 resulting in net appreciation of $3,817,232.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

Valuation of derivative instruments as of June 30, 2011 is as follows:

	Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value
Futures Contracts	Variation margin on futures contracts	$10,146

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value
Futures Contracts	Net realized loss on futures contracts	($148,964)	Change in net unrealized appreciation on futures contracts	$57,684

The number of futures contracts held at June 30, 2011 is lower than the average outstanding during the period. As of June 30, 2011, the Portfolio held 14 futures contracts. The average number of futures contracts outstanding during the period was 19.

6. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. On the Statement of Assets and Liabilities the securities purchased with cash collateral are included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned. The securities are also included in the Schedule of Investments. As of June 30, 2011 the Portfolio had securities on loan valued at $2,494,642 and received collateral of $2,558,153 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of Maxim Series Fund, Inc. (the “Fund”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 21, 2011 (the “Meeting”), approved the continuation of (i) with respect to each of the Fund’s Portfolios, the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Advisers, Inc.	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Templeton Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500® Index Portfolio Maxim International Index Portfolio Maxim S&P MidCap 400® Index Portfolio

Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval with respect to Sub-Advisers that are not affiliates of MCM. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2011, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Fund’s “Index Portfolios” (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, Maxim S&P 500® Index Portfolio, Maxim International Index Portfolio, and Maxim S&P MidCap 400® Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2010, calendar year returns for the five-year period ended December 31, 2010, and risk-adjusted performance measures. In addition, except for the Index Portfolios and the Fund’s “Asset Allocation Portfolios” (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios’ Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio’s “peer” group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio’s long-term rolling analysis. In this regard, the Board noted that the Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim

Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance. It was noted that the Portfolios’ underperformance largely stemmed from previous Sub-Advisers, and that each current Sub-Adviser’s similarly managed retail fund met the Portfolio quantitative benchmark for long-term performance.

With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio’s previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio’s competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio. Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio’s previous Sub-Adviser in August 2009. While noting that the Portfolio underperformed its benchmark in 2010 by a relatively small amount, the Board concluded that it was generally satisfied with the management of the Portfolio. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio’s performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio. The Board also took into consideration its discussion with management regarding monitoring the Portfolio’s performance, and concluded that the Portfolio’s performance was being addressed. As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed, to the extent available, the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios. With regard to the Maxim International Index Portfolio and Maxim S&P MidCap 400® Index Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had commenced operations in January 2011.

The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds. Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios. With respect to the Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio, the Board noted the Portfolios’ short track record, and that it was generally satisfied with the management of these Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio’s Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although many of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, and Maxim Templeton Global Bond Portfolio. The Board further noted that the Portfolios’ expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Templeton Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category. Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the higher costs and greater administrative and regulatory complexities and risk associated with managing those Maxim accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios’ total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Stock Index Portfolio, Maxim Bond Index Portfolio and Maxim S&P 500® Index Portfolio. With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were generally the result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher than the expense ratios of similar funds. With regard to the Maxim SecureFoundationSM Lifetime Portfolios and Maxim SecureFoundationSM Balanced Portfolio, the Board noted that no comparative fund expense or fee information was provided due to the lack of comparable funds in the industry.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent available, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if available, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser. The Board took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM’s parent company, Great-West Life & Annuity Insurance Company (“GWL&A”), and the benefits derived or to be derived by GWL&A from such investments. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6. INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.                CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 24, 2011